Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-34278
Entity Registrant Name	BROADWIND, INC.
Entity Central Index Key	0001120370
Entity Tax Identification Number	88-0409160
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3240 South Central Avenue
Entity Address, City or Town	Cicero
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60804
City Area Code	708
Local Phone Number	780-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BWEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false